Investment Managers Series Trust

235 W. Galena Street

Milwaukee, Wisconsin 53212

December 4, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Palmer Square Ultra-Short Duration Investment Grade Fund, a series of the Trust (the “Fund”) does not differ from that contained in Post-Effective Amendment No. 986 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on November 27, 2018.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 385-5762.

Sincerely,

/s/ EVAN ROBLEDO

Evan Robledo

Investment Managers Series Trust